UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7920

Western Asset High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2010

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME
OPPORTUNITY FUND INC.

FORM N-Q

JUNE 30, 2010

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited)

June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES — 90.0%
CONSUMER DISCRETIONARY — 19.8%
Auto Components — 0.5%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	970,000		$982,125	(a)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	1,030,000	EUR	1,257,961	(a)
Total Auto Components					2,240,086
Automobiles — 1.2%
Ford Motor Credit Co., LLC, Senior Notes	9.875%	8/10/11	1,000,000		1,052,515
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	1,785,000		1,826,160
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	3,500,000		1,137,500	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	2,665,000		819,487	(b)
Motors Liquidation Co., Senior Notes	7.125%	7/15/13	2,125,000		642,813	(b)
Total Automobiles					5,478,475
Diversified Consumer Services — 1.3%
Realogy Corp., Senior Notes	10.500%	4/15/14	3,080,000		2,625,700
Sotheby’s, Senior Notes	7.750%	6/15/15	1,010,000		1,015,050
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	2,010,000		2,050,200	(a)
Total Diversified Consumer Services					5,690,950
Hotels, Restaurants & Leisure — 8.2%
Ameristar Casinos Inc., Senior Notes	9.250%	6/1/14	1,345,000		1,415,612
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	675,000		558,562
CCM Merger Inc., Notes	8.000%	8/1/13	2,255,000		2,074,600	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,695,000		1,601,775	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	2,915,000		2,273,700
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	945,000		949,725
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	445,000		3,894	(a)(b)
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	2,212,000		1,476,510
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	2,954,000		2,370,585
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	1,491,000		1,375,447
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	3,240,000		3,426,300
Indianapolis Downs LLC & Capital Corp., Senior Secured Notes	11.000%	11/1/12	1,210,000		960,437	(a)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	3,912,000		1,916,880	(b)(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	960,000		998,400
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	95,000		95,238
MGM MIRAGE Inc., Senior Notes	6.750%	9/1/12	2,100,000		1,963,500
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	1,810,000		1,624,475
MGM MIRAGE Inc., Senior Subordinated Notes	8.375%	2/1/11	1,060,000		1,075,900
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	150,000		163,875
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	360,000		398,700
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	470,000		383,050
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	2,310,000		2,298,450	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	300,000		263,250
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	6.875%	2/15/15	225,000		160,875
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	2,240,000		2,352,000
Penn National Gaming Inc., Senior Subordinated Notes	8.750%	8/15/19	430,000		443,975
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	985,000		1,019,475	(a)
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	330,000		311,025
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	230,000		214,188	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	1,065,000		846,675
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	890,000		714,225	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	165,000		139,013	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Hotels, Restaurants & Leisure — continued
Station Casinos Inc., Senior Notes	6.000%	4/1/12	1,515,000	$97,528	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	2,265,000	154,303	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	85,000	489	(b)(c)
Total Hotels, Restaurants & Leisure				36,122,636
Internet & Catalog Retail — 0.7%
Netflix Inc., Senior Notes	8.500%	11/15/17	1,340,000	1,400,300
QVC Inc., Senior Secured Notes	7.375%	10/15/20	1,630,000	1,593,325	(a)
Total Internet & Catalog Retail				2,993,625
Media — 5.0%
Allbritton Communications Co., Senior Notes	8.000%	5/15/18	550,000	547,250	(a)
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	380,000	381,900
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	561,225	656,633
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	2,380,000	2,403,800	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	1,840,000	1,890,600	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	450,000	420,750	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	1,550,000	1,449,250	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	3,140,000	3,501,100	(a)
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	520,000	539,500
DISH DBS Corp., Senior Notes	7.875%	9/1/19	2,590,000	2,706,550
Nielsen Finance LLC / Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	3,080,000	2,949,100
Sinclair Broadcast Group Inc., Senior Subordinated Notes	8.000%	3/15/12	1,250,000	1,223,437
Sun Media Corp., Senior Notes	7.625%	2/15/13	680,000	683,400
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	995,000	1,072,113	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	675,000	681,750	(a)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	500,000	530,625
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	537,000	558,480
Total Media				22,196,238
Multiline Retail — 0.7%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	1,784,765	1,798,151	(e)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	1,200,000	1,086,000
Total Multiline Retail				2,884,151
Specialty Retail — 1.3%
American Greetings Corp., Senior Notes	7.375%	6/1/16	865,000	867,162
American Greetings Corp., Senior Notes	7.375%	6/1/16	55,000	55,138
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	1,230,000	1,285,350
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	3,760,000	3,365,200
Total Specialty Retail				5,572,850
Textiles, Apparel & Luxury Goods — 0.9%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	2,570,000	2,839,850
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	1,110,000	1,125,263
Total Textiles, Apparel & Luxury Goods				3,965,113
TOTAL CONSUMER DISCRETIONARY				87,144,124
CONSUMER STAPLES — 2.1%
Food Products — 0.9%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	1,680,000	1,694,700	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	700,000	719,250	(a)
Michael Foods Inc., Senior Notes	9.750%	7/15/18	890,000	918,925	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	605,000	673,063	(a)
Total Food Products				4,005,938

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Household Products — 0.5%
American Achievement Corp., Senior Subordinated Notes	8.250%	4/1/12	580,000	$578,550	(a)
Spectrum Brands Holdings Inc., Senior Secured Notes	9.500%	6/15/18	1,480,000	1,528,100	(a)
Total Household Products				2,106,650
Tobacco — 0.7%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	2,840,000	2,903,900	(a)
TOTAL CONSUMER STAPLES				9,016,488
ENERGY — 13.7%
Energy Equipment & Services — 2.1%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	1,865,000	2,014,200
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	1,150,000	1,129,875
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	1,630,000	1,556,650
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	925,000	825,562	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	2,005,000	2,002,494
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,480,000	1,413,400	(a)
Transocean Inc, Senior Notes	6.625%	4/15/11	500,000	488,148
Total Energy Equipment & Services				9,430,329
Oil, Gas & Consumable Fuels — 11.6%
Adaro Indonesia PT, Notes	7.625%	10/22/19	400,000	406,000	(a)
Atlas Pipeline Partners LP, Senior Notes	8.750%	6/15/18	275,000	257,125
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	4,172,000	3,911,250
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	1,155,000	1,247,400
Chesapeake Energy Corp., Senior Notes	6.625%	1/15/16	2,285,000	2,333,556
Chesapeake Energy Corp., Senior Notes	6.250%	1/15/18	880,000	893,200
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	475,000	492,813
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.500%	5/15/15	360,000	344,700
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	970,000	989,400
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	1,830,000	1,916,925	(a)
Corral Petroleum Holdings AB, Senior Bonds	5.251%	9/18/11	2,540,212	2,349,696	(a)(d)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	880,000	883,300
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	1,263,000	1,326,150
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	1,380,000	1,379,890
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	620,000	571,207
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	70,000	43,138	(a)(b)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	2,120,000	2,130,600
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	1,360,000	1,399,100	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	480,000	487,200
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	2,070,000	2,070,000	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	1,000,000	1,015,000	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	345,000	301,875
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	920,000	805,000
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	1,485,000	1,466,437
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	1,270,000	1,328,737
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	470,000	495,850
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Senior Notes	8.250%	4/15/18	920,000	908,500
Petrohawk Energy Corp., Senior Notes	9.125%	7/15/13	1,445,000	1,513,637
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	630,000	551,250	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	780,000	639,600	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	1,305,000	1,402,875
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	1,195,000	1,215,912
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	860,000	853,550

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Oil, Gas & Consumable Fuels — continued
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	535,000	$592,513
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	340,000	346,800
Range Resources Corp., Senior Subordinated Notes	8.000%	5/15/19	100,000	104,875
SandRidge Energy Inc., Senior Notes	8.750%	1/15/20	60,000	57,300	(a)
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	4,200,000	4,100,250	(e)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	950,000	859,750
Teekay Corp., Senior Notes	8.500%	1/15/20	2,280,000	2,280,000
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	3,270,000	3,842,221
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	744,000	778,968	(a)
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	105,000	107,625
Total Oil, Gas & Consumable Fuels				51,001,175
TOTAL ENERGY				60,431,504
FINANCIALS — 12.9%
Capital Markets — 0.3%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,100,000	1,081,687
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	1,420,000	287,550	(b)
Total Capital Markets				1,369,237
Commercial Banks — 2.7%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	830,000	701,356
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	520,000	508,300	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	600,000	579,750	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	1,848,420	1,751,378
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	318,420	295,334
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	1,290,700	1,184,217
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	4,302,981	3,894,198
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,050,000	997,500	(a)(f)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	770,000	744,975
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	960,000	943,200
Total Commercial Banks				11,600,208
Consumer Finance — 4.3%
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	1,300,000	1,436,500	(a)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	6,495,000	7,525,679
GMAC Inc., Senior Notes	8.300%	2/12/15	70,000	71,050	(a)
GMAC Inc., Senior Notes	8.000%	3/15/20	1,000,000	980,000	(a)
GMAC Inc., Subordinated Notes	8.000%	12/31/18	74,000	68,820
GMAC LLC, Debentures	0.000%	6/15/15	4,300,000	2,709,000
GMAC LLC, Senior Bonds	0.000%	12/1/12	1,800,000	1,511,726
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,465,000	1,353,805
SLM Corp., Senior Notes	8.000%	3/25/20	3,870,000	3,404,029
Total Consumer Finance				19,060,609
Diversified Financial Services — 4.9%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	3,920,000	3,822,000
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	1,550,000	1,534,500	(a)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	750,000	748,125	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	1,120,000	1,188,600
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	1,350,000	1,380,375	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	1,440,000	1,567,800	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	8.875%	2/1/18	630,000	571,725
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	2,450,000	2,309,125
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	1,670,000	1,515,525
International Lease Finance Corp., Notes	5.875%	5/1/13	520,000	482,300
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,230,000	1,168,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Diversified Financial Services — continued
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	1,715,000	$1,770,737	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,250,000	1,228,125
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	550,000	543,125	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	1,525,000	1,596,675	(a)
Unitymedia GmbH, Senior Secured Bonds	8.125%	12/1/17	260,000	256,100	(a)
Total Diversified Financial Services				21,683,337
Insurance — 0.5%
American International Group Inc., Senior Notes	8.250%	8/15/18	1,465,000	1,490,638
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	590,000	569,350	(a)
Total Insurance				2,059,988
Real Estate Investment Trusts (REITs) — 0.2%
Entertainment Properties Trust, Senior Notes	7.750%	7/15/20	500,000	503,750	(a)
Host Hotels & Resorts, LP, Senior Notes	6.375%	3/15/15	425,000	418,625
Total Real Estate Investment Trusts (REITs)				922,375
TOTAL FINANCIALS				56,695,754
HEALTH CARE — 6.2%
Health Care Equipment & Supplies — 0.5%
Biomet Inc., Senior Notes	10.000%	10/15/17	1,080,000	1,166,400
Biomet Inc., Senior Notes	11.625%	10/15/17	370,000	402,375
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	580,000	626,400	(e)
Total Health Care Equipment & Supplies				2,195,175
Health Care Providers & Services — 5.7%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	1,130,000	1,124,350	(a)
Capella Healthcare Inc., Senior Notes	9.250%	7/1/17	530,000	536,625	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	3,515,000	3,251,375
HCA Inc., Debentures	7.500%	11/15/95	3,920,000	2,940,000
HCA Inc., Senior Notes	6.300%	10/1/12	100,000	100,000
HCA Inc., Senior Notes	6.250%	2/15/13	40,000	39,500
HCA Inc., Senior Secured Notes	7.875%	2/15/20	2,820,000	2,915,175
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	830,000	850,750
Tenet Healthcare Corp., Senior Notes	9.000%	5/1/15	800,000	850,000	(a)
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	3,070,000	3,407,700	(a)
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	530,000	447,850	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	1,990,000	1,970,100	(e)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	3,750,000	3,506,250	(d)(e)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	1,685,000	1,739,762
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	1,395,000	1,346,175
Total Health Care Providers & Services				25,025,612
TOTAL HEALTH CARE				27,220,787
INDUSTRIALS — 10.3%
Aerospace & Defense — 1.8%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	900,000	906,750	(a)
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	1,965,000	2,053,425	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	1,030,000	1,050,600	(a)
Triumph Group Inc., Senior Notes	8.625%	7/15/18	1,580,000	1,619,500	(a)
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	2,105,000	2,105,000	(a)
Total Aerospace & Defense				7,735,275
Airlines — 2.6%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	180,000	186,300
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	8.312%	4/2/11	204,881	203,857
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	2,929,591	2,805,084
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	5,105,000	5,079,475	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	865,000	856,350

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Airlines — continued
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	598,650	$622,596
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	253,921	241,859
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	655,000	691,025	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	910,000	937,300	(a)
Total Airlines				11,623,846
Building Products — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	660,400	386,334	(a)(c)
Commercial Services & Supplies — 1.7%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	1,675,000	1,825,750
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	280,000	267,400	(a)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	2,405,000	2,194,562	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	720,000	734,400	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	1,620,000	1,640,250	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	855,000	921,263	(a)
Total Commercial Services & Supplies				7,583,625
Electrical Equipment — 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	1,360,000	1,169,600	(a)
Industrial Conglomerates — 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	1,220,000	1,256,600
Machinery — 0.1%
Case New Holland Inc., Senior Notes	7.750%	9/1/13	640,000	657,600	(c)
Marine — 0.6%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	2,640,000	2,547,600	(a)
Road & Rail — 1.9%
Kansas City Southern de Mexico, Senior Notes	9.375%	5/1/12	205,000	211,150
Kansas City Southern de Mexico, Senior Notes	7.375%	6/1/14	950,000	971,375
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	1,491,000	1,789,200
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	2,770,000	2,880,800	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	231,000	278,355
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	2,212,000	2,328,130
Total Road & Rail				8,459,010
Trading Companies & Distributors — 0.5%
Ashtead Capital Inc., Notes	9.000%	8/15/16	770,000	758,450	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	465,000	462,675	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,210,000	1,143,450
Total Trading Companies & Distributors				2,364,575
Transportation — 0.4%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	1,640,000	1,590,800	(a)
TOTAL INDUSTRIALS				45,374,865
INFORMATION TECHNOLOGY — 3.3%
Communications Equipment — 0.5%
Lucent Technologies Inc., Debentures	6.450%	3/15/29	3,140,000	2,088,100
Electronic Equipment, Instruments & Components — 1.0%
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	80,000	85,200
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	1,650,000	1,641,750	(a)
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	2,890,000	2,666,025
Total Electronic Equipment, Instruments & Components				4,392,975
IT Services — 1.3%
Ceridian Corp., Senior Notes	12.250%	11/15/15	1,469,700	1,330,079	(e)
First Data Corp., Senior Notes	5.625%	11/1/11	250,000	213,750
First Data Corp., Senior Notes	10.550%	9/24/15	4,453,133	3,284,185	(e)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	760,000	729,600	(a)
Total IT Services				5,557,614
Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	860,000	853,550	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Semiconductors & Semiconductor Equipment — continued
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	335,000		$269,675
Freescale Semiconductor Inc., Senior Toggle Notes	9.125%	12/15/14	381,333		343,200	(e)
Total Semiconductors & Semiconductor Equipment					1,466,425
Software — 0.2%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	1,025,000		1,030,125	(a)
TOTAL INFORMATION TECHNOLOGY					14,535,239
MATERIALS — 8.3%
Chemicals — 2.5%
Ashland Inc., Senior Notes	9.125%	6/1/17	3,200,000		3,520,000	(a)
CF Industries Inc., Senior Notes	6.875%	5/1/18	200,000		204,000
CF Industries Inc., Senior Notes	7.125%	5/1/20	840,000		863,100
FMC Finance III SA, Senior Notes	6.875%	7/15/17	580,000		588,700
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	1,175,000		1,198,500	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	1,160,000		1,162,900	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	955,000	EUR	1,183,890	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	965,000		1,008,425
Solutia Inc., Senior Notes	7.875%	3/15/20	1,210,000		1,213,025
Total Chemicals					10,942,540
Containers & Packaging — 1.5%
Ball Corp., Senior Notes	6.625%	3/15/18	310,000		311,550
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	2,380,000		2,189,600	(a)
Graham Packaging Co. L.P., Senior Subordinated Notes	9.875%	10/15/14	350,000		359,625
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	725,000		0	(b)(c)(g)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	1,345,000		1,397,119
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	2,170,000		2,191,700	(a)
Total Containers & Packaging					6,449,594
Metals & Mining — 1.1%
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	3,430,000		3,618,650
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	2,850,000		1,396,500	(a)
Total Metals & Mining					5,015,150
Paper & Forest Products — 3.2%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	1,262,260		1,247,139	(a)(b)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,785,000		3,236,175	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	1,725,000		1,847,906	(a)
NewPage Corp., Senior Secured Notes	10.000%	5/1/12	15,000		8,213
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	2,250,000		2,053,125
PE Paper Escrow GmbH, Senior Secured Notes	12.000%	8/1/14	560,000		616,297	(a)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	1,200,000		1,071,000
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	2,240,000		2,424,800
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	970,000		931,200
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	740,000		634,550
Total Paper & Forest Products					14,070,405
TOTAL MATERIALS					36,477,689
TELECOMMUNICATION SERVICES — 8.3%
Diversified Telecommunication Services — 5.0%
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	1,620,000		1,721,250	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	385,000		267,575
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	980,000		98	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	1,720,000		1,767,300	(a)
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	1,720,000		1,758,700
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	130,000		137,150
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	40,000		42,800
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	5,495,000		5,852,175
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	990,000		881,100	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Diversified Telecommunication Services — continued
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	510,000	$526,575	(a)
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	1,175,000	1,213,187	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	1,430,000	1,465,750	(a)
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	1,330,000	1,357,393
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	2,000,000	2,080,000	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	1,410,000	1,290,150	(a)(e)
Windstream Corp., Senior Notes	8.625%	8/1/16	1,550,000	1,569,375
Total Diversified Telecommunication Services				21,930,578
Wireless Telecommunication Services — 3.3%
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	2,000,000	2,050,000
Sprint Capital Corp., Global Notes	6.900%	5/1/19	870,000	791,700
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	605,000	637,519
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	750,000	626,250
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	8,585,000	8,241,600
True Move Co., Ltd., Notes	10.750%	12/16/13	2,260,000	2,231,750	(a)
Total Wireless Telecommunication Services				14,578,819
TOTAL TELECOMMUNICATION SERVICES				36,509,397
UTILITIES — 5.1%
Electric Utilities — 1.9%
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	2,390,000	2,485,600
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	9,165,000	6,094,725
Total Electric Utilities				8,580,325
Gas Utilities — 0.3%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	60,000	68,287
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,210,000	1,231,175
Total Gas Utilities				1,299,462
Independent Power Producers & Energy Traders — 2.9%
Dynegy Holdings Inc., Senior Debentures	7.625%	10/15/26	2,090,000	1,295,800
Dynegy Inc., Bonds	7.670%	11/8/16	320,000	281,600
Edison Mission Energy, Senior Notes	7.750%	6/15/16	1,200,000	840,000
Edison Mission Energy, Senior Notes	7.200%	5/15/19	810,000	502,200
Edison Mission Energy, Senior Notes	7.625%	5/15/27	1,535,000	878,788
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	2,220,000	1,653,900
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	1,506,324	986,642	(e)
Mirant Americas Generation LLC, Senior Notes	8.500%	10/1/21	330,000	308,550
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	2,405,000	2,224,625
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	984,037	1,055,380
NRG Energy Inc., Senior Notes	7.250%	2/1/14	2,480,000	2,520,300
Total Independent Power Producers & Energy Traders				12,547,785
TOTAL UTILITIES				22,427,572
TOTAL CORPORATE BONDS & NOTES (Cost — $401,016,724)				395,833,419
COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
Countrywide Home Loan Mortgage Pass-Through Trust, 2004-HYB5 7A1 (Cost - $839,572)	2.315%	4/20/35	1,324,897	1,027,204	(d)
COLLATERALIZED SENIOR LOANS — 2.8%
CONSUMER DISCRETIONARY — 0.8%
Auto Components — 0.4%
Allison Transmission Inc., Term Loan B	3.050 - 3.110%	8/7/14	1,907,644	1,742,515	(h)
Media — 0.4%
Newsday LLC, Term Loan	10.500%	8/1/13	1,500,000	1,575,000	(h)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Media — continued
SuperMedia Inc., Term Loan	11.000%	12/31/15	367,351	$316,118	(h)
Total Media				1,891,118
TOTAL CONSUMER DISCRETIONARY				3,633,633
ENERGY — 0.5%
Energy Equipment & Services — 0.5%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	2,655,657	2,303,782	(c)(e)(h)
FINANCIALS — 0.6%
Real Estate Management & Development — 0.6%
Realogy Corp., Term Loan	13.500%	10/15/17	2,500,000	2,626,042	(h)
INDUSTRIALS — 0.4%
Aerospace & Defense — 0.1%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.533%	3/26/14	27,721	22,484	(h)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.347 - 2.533%	3/26/14	464,877	377,067	(h)
Total Aerospace & Defense				399,551
Airlines — 0.3%
United Airlines Inc., Term Loan B	2.313 - 2.375%	2/3/14	1,478,639	1,302,812	(h)
TOTAL INDUSTRIALS				1,702,363
TELECOMMUNICATION SERVICES — 0.3%
Diversified Telecommunication Services — 0.3%
Level 3 Communications Inc., Term Loan	11.500%	3/13/14	1,250,000	1,345,313	(h)
UTILITIES — 0.2%
Independent Power Producers & Energy Traders — 0.2%
Energy Future Holdings, Term Loan B3	3.850 - 4.033%	10/10/14	1,104,322	819,097	(h)
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $12,272,901)				12,430,230
CONVERTIBLE BONDS & NOTES — 0.7%
INDUSTRIALS — 0.7%
Marine — 0.7%
Horizon Lines Inc., Senior Notes (Cost - $3,015,090)	4.250%	8/15/12	3,455,000	2,867,650
SOVEREIGN BOND — 0.3%
Russia — 0.3%
Russian Foreign Bond - Eurobond, Senior Bonds (Cost - $1,076,962)	7.500%	3/31/30	985,320	1,113,215	(a)

			SHARES
COMMON STOCKS — 1.4%
CONSUMER DISCRETIONARY — 1.1%
Media — 1.1%
Charter Communications Inc.			95,153	3,358,901	(g)
Charter Communications Inc., Class A Shares			41,739	1,473,387	*
Dex One Corp.			6,142	116,698	*
SuperMedia Inc.			3,524	64,461	*
TOTAL CONSUMER DISCRETIONARY				5,013,447
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			9,017	236,708	*(g)
INDUSTRIALS — 0.0%
Building Products — 0.0%
Nortek Inc.			2,857	119,995	*
MATERIALS — 0.2%
Chemicals — 0.2%
Georgia Gulf Corp.			64,421	859,376	*
TOTAL COMMON STOCKS (Cost — $10,040,859)				6,229,526

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS — 1.0%
FINANCIALS — 1.0%
Diversified Financial Services — 1.0%
Bank of America Corp.	7.250%		3,030	$2,751,240
Citigroup Inc.	7.500%		13,816	1,561,208
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $4,389,606)				4,312,448
PREFERRED STOCKS — 1.2%
CONSUMER DISCRETIONARY — 0.3%
Automobiles — 0.3%
Corts-Ford Motor Co.	7.400%		17,180	372,806
Corts-Ford Motor Co.	8.000%		12,820	307,424
Motors Liquidation Co.	7.250%		900	5,762	*
Motors Liquidation Co., Senior Notes	7.250%		31,700	203,276	*
Motors Liquidation Co., Senior Notes	7.375%		12,300	78,751	*
Motors Liquidation Co., Senior Notes	7.500%		400	2,885	*
Preferred Plus, Trust, Series FRD-1	7.400%		1,040	23,088
Saturns, Series F 2003-5	8.125%		7,990	191,760
TOTAL CONSUMER DISCRETIONARY				1,185,752
FINANCIALS — 0.9%
Commercial Banks — 0.3%
Santander Finance Preferred SA Unipersonal	10.500%		57,550	1,534,283
Diversified Financial Services — 0.6%
Citigroup Capital XII	8.500%		108,200	2,711,762	(d)
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association (FNMA)	8.250%		37,200	12,648	*(d)
TOTAL FINANCIALS				4,258,693
TOTAL PREFERRED STOCKS (Cost — $6,654,774)				5,444,445

		EXPIRATION DATE	WARRANTS
WARRANTS — 0.0%
Buffets Restaurant Holdings		4/28/14	1,981	20	*(c)(g)
Charter Communications Inc.		11/30/14	2,238	8,952	*
Jazztel PLC		7/15/10	1,000	0	*(a)(c)(g)
Nortek Inc.		12/7/14	5,518	63,461	*
SemGroup Corp.		11/30/14	9,492	52,206	*
Turbo Beta Ltd.		11/1/14	1	0	*(c)(g)
TOTAL WARRANTS (Cost — $74,835)				124,639
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $439,381,323)				429,382,776

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENT — 0.8%
Repurchase Agreement — 0.8%
Morgan Stanley tri-party repurchase agreement dated 6/30/10; Proceeds at maturity - $3,566,002; (Fully collateralized by U.S. government agency obligations, 0.500% due 10/29/10; Market value - $3,642,860) (Cost - $3,566,000)	0.020%	7/1/10	3,566,000	3,566,000
TOTAL INVESTMENTS — 98.4% (Cost — $442,947,323#)				432,948,776
Other Assets in Excess of Liabilities — 1.6%				7,100,668
TOTAL NET ASSETS — 100.0%				$440,049,444

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of June 30, 2010.
(c)	Illiquid security.

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)

June 30, 2010

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
EUR - Euro

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).  The Fund’s primary investment objective is to seek high current income.  Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$395,833,419	$0	$395,833,419
Collateralized mortgage obligation	—	1,027,204	—	1,027,204
Collateralized senior loans	—	12,430,230	—	12,430,230
Convertible bonds & notes	—	2,867,650	—	2,867,650
Sovereign bond	—	1,113,215	—	1,113,215
Common stocks:
Consumer discretionary	$1,654,546	3,358,901	—	5,013,447
Energy	—	—	236,708	236,708
Industrials	119,995	—	—	119,995
Materials	859,376	—	—	859,376
Convertible preferred stocks	4,312,448			4,312,448
Preferred stocks:
Consumer discretionary	895,078	290,674	—	1,185,752
Financials	1,546,931	2,711,762	—	4,258,693
Warrants	8,952	115,667	20	124,639
Total long-term investments	$9,397,326	$419,748,722	$236,728	$429,382,776
Short-term investment†	—	3,566,000	—	3,566,000
Total investments	$9,397,326	$423,314,722	$236,728	$432,948,776
Other financial instruments:
Forward foreign currency contract	—	33,145	—	33,145
Total	$9,397,326	$423,347,867	$236,728	$432,981,921

†See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE			COMMON STOCKS
INVESTMENTS IN SECURITIES	BONDS & NOTES	ASSET-BACKED SECURITIES		CONSUMER STAPLES		ENERGY
Balance as of September 30, 2009	$247,650	$0	*	$0	*	$0
Accrued premiums/discounts	58,980	—				—
Realized gain/(loss)(1)	(1,554,221)	(11,102,032)		(235,515)		—
Change in unrealized appreciation (depreciation)(2)	1,633,925	11,102,032		235,515		(42,145)
Net purchases (sales)	—	—		—		278,853
Transfers in to Level 3	—	—		—		—
Transfers out of Level 3	(386,334)	—		—		—
Balance as of June 30, 2010	$0 *	—		—		$236,708
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010(2)	$88,503	—		—		$(42,145)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	MATERIALS	TELECOMMUNICATION SERVICES	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of September 30, 2009	$0	$201	$0	$0	$247,851
Accrued premiums/discounts	—	—	—	—	58,980
Realized gain/(loss)(1)	(2)	(8,350)	(74,675)	(122,751)	(13,097,546)
Change in unrealized appreciation (depreciation)(2)	2	8,149	74,675	122,771	13,134,924
Net purchases (sales)	—	—	—	—	278,853
Transfers in to Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	(386,334)
Balance as of June 30, 2010	—	—	—	$20	$236,728
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010(2)	—	—	—	$20	$46,378

* Value is less than $1.

(1) This amount is included in net realized gain (loss) from investment transactions.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,185,379
Gross unrealized depreciation	(30,183,926)
Net unrealized depreciation	$(9,998,547)

Notes to Schedule of Investments (unaudited) (continued)

At June 30, 2010, the Fund had the following open forward foreign currency contract:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN
Contracts to Sell:
Euro	Citibank	949,203	$1,161,000	8/17/10	$33,145

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at June 30, 2010.

Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Foreign Exchange Contracts	$33,145

During the period ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$748,616

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2010